PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 1,748	$ 291	$ 103
Property plant and equipment cost in connection with business combination	1,496
Property plant and equipment depreciated cost	1,131
Property and equipment	3,831	1,806
Accumulated depreciation	2,666	918
Property and equipent, net	1,165	888	$ 616
Computers and peripheral equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	2,539	1,131
Accumulated depreciation	1,978	648
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	801	351
Accumulated depreciation	580	202
Trade Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	35	0
Accumulated depreciation	2	0
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	427	295
Accumulated depreciation	77	39
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	29	29
Accumulated depreciation	$ 29	$ 29